Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2020	2021
	RMB	RMB
Accounts receivable	273,589	206,771
Less: allowance for credit losses	(33,465)	(31,606)
Accounts receivable, net	240,124	175,165

Schedule of movements in allowance for doubtful accounts

	For the Year
	Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	(71)	(23,785)	(33,465)
Impact of adoption of ASC 326	—	(1,095)	—
Additions	(29,383)	(14,235)	(5,741)
Reversals	—	—	6,779
Write offs	5,669	5,650	821
Balance at end of the year	(23,785)	(33,465)	(31,606)